Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
November 30, 2024
FCV-NPRT1-0125
1.924095.113
Asset-Backed Securities - 14.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.6%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	13,730,219	13,746,665
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	20,840,000	20,721,443
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	8,998,647	9,005,845
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	13,000,000	13,092,632
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	9,697,768	9,716,092
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	9,154,573	9,187,173
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/2027	22,968,000	22,844,097
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	17,000,000	17,059,874
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	15,660,000	15,666,051
CarMax Auto Owner Trust Series 2021-4 Class A3, 0.56% 9/15/2026	6,169,796	6,087,648
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	11,572,489	11,599,218
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 5.3783% 5/17/2027 (d)(e)	11,216,659	11,233,569
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	17,552,000	17,622,857
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	11,315,000	11,327,479
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	923,000	928,086
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	9,269,484	9,299,940
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	7,921,409	7,958,340
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	19,866,000	19,936,693
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	5,491,000	5,466,202
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	11,471,902	11,496,006
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	15,350,661	15,397,577
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	14,914,224	14,955,890
Discover Card Execution Note Trust Series 2022-A1 Class A1, 1.96% 2/15/2027	20,000,000	19,889,392
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	20,000,000	19,872,612
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	6,190,000	6,224,325
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	8,129,473	8,143,839
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	3,468,487	3,472,937
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	2,800,000	2,824,144
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	7,860,867	7,874,371
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	10,290,000	10,297,797
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/2026	1,492,480	1,492,672
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	5,762,579	5,743,388
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	12,661,000	12,718,973
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	4,359,161	4,364,756
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	14,523,451	14,591,819
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	9,426,384	9,444,122
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 5.1883% 3/16/2027 (d)(e)	12,711,102	12,721,839
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	14,706,587	14,738,144
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	13,781,000	13,778,715
Gmf Floorplan Owner Revolving Tr Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,698,678
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	3,054,000	3,066,422
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	14,599,000	14,659,908
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	8,838,000	8,883,869
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	12,869,165	12,906,752
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	25,199,000	25,430,533
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	9,542,707	9,561,470
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	13,692,253	13,748,530
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	13,021,910	13,060,539
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	13,398,000	13,394,409
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	23,299,179	23,360,600
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 5.2283% 8/16/2027 (d)(e)	14,158,000	14,181,255
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	18,298,000	18,381,393
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	13,453,984	13,501,851
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	11,723,255	11,739,029
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.4756% 2/15/2028 (b)(d)(e)	25,000,000	25,067,500
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	10,250,474	10,292,257
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/2026 (b)	8,927,730	8,943,616
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	9,415,732	9,452,189
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	9,821,000	9,829,474
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	3,688,502	3,695,678
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	12,164,208	12,218,575
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	7,660,000	7,661,007
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	8,811,000	8,814,041
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	13,561,761	13,611,915
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	899,953	901,572
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	2,350,000	2,249,207
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	3,972,823	3,951,969
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	11,773,000	11,771,896
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 5.1556% 3/15/2027 (d)(e)	14,375,040	14,376,824
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	18,410,267	18,420,733
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	12,038,033	12,057,285
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/2029 (c)	12,602,000	12,516,194
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	8,930,000	9,008,106
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	15,660,000	15,673,706
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	9,314,000	9,295,929
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	9,178,411	9,053,371
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	12,028,419	12,076,222
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	6,924,000	6,934,193
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 5.2356% 2/16/2027 (d)	4,468,740	4,472,774
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	13,764,000	13,816,378
TOTAL UNITED STATES		920,281,071
TOTAL ASSET-BACKED SECURITIES (Cost $916,972,826)		920,281,071

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.15% 12/6/2024 (Cost $10,874,994)	10,880,000	10,876,629

Non-Convertible Corporate Bonds - 45.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(d)(e)	25,000,000	24,990,150
CANADA - 4.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 2.95% 3/15/2025	13,000,000	12,921,509
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd 3.9% 2/1/2025	6,202,000	6,186,023
Enbridge Inc 2.5% 1/15/2025	9,489,000	9,459,190
Enbridge Inc 2.5% 2/14/2025	13,000,000	12,930,711
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,197,439
		40,773,363
Financials - 3.2%
Banks - 3.2%
Bank of Montreal 0.949% 1/22/2027 (d)	13,000,000	12,450,534
Bank of Montreal 4.567% 9/10/2027 (d)	16,970,000	16,936,772
Bank of Montreal 5.92% 9/25/2025	18,400,000	18,582,018
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.7665% 9/10/2027 (d)(e)	18,700,000	18,761,355
Bank of Nova Scotia/The 5.45% 6/12/2025	19,000,000	19,079,480
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.7022% 4/7/2025 (d)(e)	26,960,000	27,029,249
Royal Bank of Canada 4.95% 4/25/2025	19,000,000	19,019,150
Royal Bank of Canada 5.069% 7/23/2027 (d)	25,000,000	25,156,988
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (d)(e)	19,000,000	19,020,710
Toronto-Dominion Bank/The U.S. SOFR Index + 0.48%, 5.2288% 10/10/2025 (d)(e)	25,000,000	25,094,791
		201,131,047
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 2.9% 2/1/2025	12,800,000	12,755,056
TOTAL CANADA		267,580,975
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	6,300,000	6,223,832
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 6.259% 9/22/2026 (b)(d)	19,000,000	19,186,806
Danske Bank A/S 6.466% 1/9/2026 (b)(d)	20,321,000	20,345,884

TOTAL DENMARK		39,532,690
FRANCE - 0.7%
Financials - 0.7%
Banks - 0.7%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 0.41%, 5.0757% 2/4/2025 (b)(d)(e)	10,000,000	10,004,569
BPCE SA 2.375% 1/14/2025 (b)	8,819,000	8,792,123
BPCE SA U.S. SOFR Index + 0.57%, 5.317% 1/14/2025 (b)(d)(e)	14,031,000	14,037,602
Credit Agricole SA/London 1.907% 6/16/2026 (b)(d)	10,811,000	10,628,451

TOTAL FRANCE		43,462,745
GERMANY - 3.2%
Consumer Discretionary - 2.3%
Automobiles - 2.3%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.3849% 8/13/2026 (b)(d)(e)	18,400,000	18,511,610
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.6202% 4/1/2025 (b)(d)(e)	26,951,000	27,004,315
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	20,000,000	19,999,914
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 5.3511% 7/31/2026 (b)(d)(e)	18,600,000	18,649,085
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	18,050,000	18,181,438
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.6293% 3/20/2026 (b)(d)(e)	27,150,000	27,140,961
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.6385% 8/14/2026 (b)(d)(e)	17,849,000	17,890,184
		147,377,507
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	19,938,000	19,385,945
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	18,600,000	18,732,625
		38,118,570
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 1.625% 12/13/2024 (b)	9,715,000	9,705,402
Daimler Truck Finance North America LLC 5.2% 1/17/2025 (b)	6,190,000	6,192,148
		15,897,550
TOTAL GERMANY		201,393,627
IRELAND - 0.4%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	23,378,000	23,334,631
JAPAN - 1.0%
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 5.719% 2/20/2026 (d)	18,600,000	18,629,444
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	13,100,000	12,439,372
Mizuho Financial Group Inc 2.226% 5/25/2026 (d)	14,000,000	13,816,500
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	17,700,000	17,138,414

TOTAL JAPAN		62,023,730
NETHERLANDS - 1.5%
Financials - 1.5%
Banks - 1.5%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.5969% 9/18/2027 (b)(d)(e)	19,000,000	19,359,326
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(d)	19,800,000	19,169,091
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(d)	18,960,000	18,571,702
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	14,973,625
ING Groep NV 3.869% 3/28/2026 (d)	21,000,000	20,919,028

TOTAL NETHERLANDS		92,992,772
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.6757% 4/4/2025 (b)(d)(e)	16,717,000	16,750,267
SWITZERLAND - 1.5%
Financials - 1.5%
Capital Markets - 1.5%
UBS AG/London U.S. SOFR Index + 0.47%, 5.217% 1/13/2025 (b)(d)(e)	20,750,000	20,751,103
UBS AG/Stamford CT U.S. SOFR Averages Index + 1.26%, 5.8331% 2/21/2025 (d)(e)	21,200,000	21,248,649
UBS Group AG 1.364% 1/30/2027 (b)(d)	14,695,000	14,089,812
UBS Group AG 3.75% 3/26/2025	14,150,000	14,097,483
UBS Group AG 4.703% 8/5/2027 (b)(d)	12,300,000	12,244,068
UBS Group AG 6.373% 7/15/2026 (b)(d)	14,000,000	14,110,767

TOTAL SWITZERLAND		96,541,882
UNITED KINGDOM - 3.0%
Consumer Staples - 0.3%
Tobacco - 0.3%
Reynolds American Inc 4.45% 6/12/2025	21,221,000	21,180,127
Financials - 2.7%
Banks - 2.7%
Barclays PLC 2.852% 5/7/2026 (d)	19,000,000	18,818,262
Barclays PLC 3.65% 3/16/2025	10,911,000	10,868,668
Barclays PLC 4.375% 1/12/2026	18,500,000	18,406,458
Barclays PLC 5.304% 8/9/2026 (d)	24,500,000	24,541,419
Barclays PLC 7.325% 11/2/2026 (d)	15,000,000	15,302,231
HSBC Holdings PLC 2.099% 6/4/2026 (d)	14,000,000	13,798,201
HSBC Holdings PLC 4.18% 12/9/2025 (d)	20,000,000	19,995,083
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 6.2433% 8/7/2027 (d)(e)	8,500,000	8,609,471
NatWest Group PLC 5.847% 3/2/2027 (d)	1,000,000	1,010,798
NatWest Group PLC 7.472% 11/10/2026 (d)	18,000,000	18,402,663
NatWest Markets PLC U.S. SOFR Index + 1.45%, 6.2409% 3/22/2025 (b)(d)(e)	17,169,000	17,230,860
		166,984,114
TOTAL UNITED KINGDOM		188,164,241
UNITED STATES - 28.6%
Communication Services - 1.0%
Media - 0.6%
Cox Communications Inc 3.85% 2/1/2025 (b)	20,000,000	19,946,446
Warnermedia Holdings Inc 3.638% 3/15/2025	18,716,000	18,637,345
		38,583,791
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.5% 4/15/2025	23,170,000	23,047,831
Consumer Discretionary - 2.8%
Automobiles - 2.2%
American Honda Finance Corp 4.95% 1/9/2026	14,550,000	14,602,038
American Honda Finance Corp 5.8% 10/3/2025	20,100,000	20,301,804
American Honda Finance Corp U.S. SOFR Index + 0.45%, 5.3035% 6/13/2025 (d)(e)	19,000,000	19,011,867
American Honda Finance Corp U.S. SOFR Index + 0.55%, 5.1579% 5/11/2026 (d)(e)	4,900,000	4,898,918
General Motors Financial Co Inc 2.9% 2/26/2025	19,064,000	18,963,128
General Motors Financial Co Inc 3.8% 4/7/2025	16,800,000	16,721,700
General Motors Financial Co Inc 5.4% 4/6/2026	12,200,000	12,284,425
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 6.0622% 4/7/2025 (d)(e)	20,225,000	20,282,402
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	11,021,615
		138,087,897
Household Durables - 0.2%
Lennar Corp 4.75% 5/30/2025	15,000,000	14,978,000
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (d)(e)	14,248,000	14,276,183
Ross Stores Inc 4.6% 4/15/2025	11,241,000	11,228,678
		25,504,861
TOTAL CONSUMER DISCRETIONARY		178,570,758

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 4.15% 11/1/2025	14,000,000	13,891,013
Food Products - 0.1%
The Campbell's Company 3.3% 3/19/2025	7,400,000	7,362,980
Tobacco - 0.4%
Altria Group Inc 2.35% 5/6/2025	21,500,000	21,266,042
TOTAL CONSUMER STAPLES		42,520,035

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
DCP Midstream Operating LP 5.375% 7/15/2025	15,931,000	15,957,440
Energy Transfer LP 5.95% 12/1/2025	9,100,000	9,171,255
Marathon Petroleum Corp 4.7% 5/1/2025	18,750,000	18,728,193
MPLX LP 4.875% 12/1/2024	16,370,000	16,370,000
Phillips 66 3.85% 4/9/2025	15,408,000	15,344,900
Phillips 66 Co 3.605% 2/15/2025	8,600,000	8,569,587
		84,141,375
Financials - 16.6%
Banks - 8.9%
Bank of America Corp 1.319% 6/19/2026 (d)	14,000,000	13,734,949
Bank of America Corp 1.53% 12/6/2025 (d)	18,000,000	17,991,809
Bank of America Corp 3.366% 1/23/2026 (d)	13,000,000	12,967,278
Bank of America Corp 3.384% 4/2/2026 (d)	15,000,000	14,922,718
Bank of America NA 5.65% 8/18/2025	18,000,000	18,120,230
Capital One NA 2.28% 1/28/2026 (d)	16,476,000	16,400,198
Citibank NA 5.864% 9/29/2025	18,100,000	18,262,853
Citibank NA U.S. SOFR Index + 0.708%, 5.3355% 8/6/2026 (d)(e)	18,650,000	18,716,003
Citibank NA U.S. SOFR Index + 0.712%, 5.2857% 11/19/2027 (d)(e)	18,600,000	18,603,534
Citigroup Inc 2.014% 1/25/2026 (d)	28,600,000	28,464,782
Citigroup Inc 3.106% 4/8/2026 (d)	21,700,000	21,565,873
Citigroup Inc 5.61% 9/29/2026 (d)	5,789,000	5,823,704
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	6,500,000	6,221,660
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	9,700,000	9,362,899
JPMorgan Chase & Co 1.561% 12/10/2025 (d)	12,129,000	12,118,611
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	16,590,000	16,411,954
JPMorgan Chase & Co 5.546% 12/15/2025 (d)	24,000,000	24,002,338
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (d)(e)	13,640,000	13,666,391
Morgan Stanley Bank NA 5.479% 7/16/2025	19,500,000	19,593,941
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.4176% 10/15/2027 (d)(e)	25,000,000	25,014,975
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.8565% 10/30/2026 (d)(e)	16,100,000	16,330,703
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	19,000,000	19,106,259
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	14,000,000	14,074,787
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	11,600,000	11,973,676
Regions Financial Corp 2.25% 5/18/2025	15,984,000	15,785,960
Santander Holdings USA Inc 3.45% 6/2/2025	16,032,000	15,896,120
Santander Holdings USA Inc 4.5% 7/17/2025	18,500,000	18,430,605
Truist Financial Corp 4.26% 7/28/2026 (d)	2,210,000	2,203,001
Truist Financial Corp 5.9% 10/28/2026 (d)	18,600,000	18,769,310
US Bancorp 1.45% 5/12/2025	17,000,000	16,751,352
US Bancorp 5.727% 10/21/2026 (d)	18,720,000	18,860,232
Wells Fargo & Co 2.164% 2/11/2026 (d)	18,700,000	18,598,932
Wells Fargo & Co 2.188% 4/30/2026 (d)	19,324,000	19,112,424
Wells Fargo & Co 4.54% 8/15/2026 (d)	7,000,000	6,983,543
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.4714% 8/1/2025 (d)(e)	15,390,000	15,440,568
		560,284,172
Capital Markets - 3.3%
Athene Global Funding 4.86% 8/27/2026 (b)	12,300,000	12,275,032
Athene Global Funding 5.684% 2/23/2026 (b)	20,750,000	20,918,735
Athene Global Funding U.S. SOFR Averages Index + 0.715%, 5.4772% 1/7/2025 (b)(d)(e)	31,450,000	31,453,592
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 5.3035% 3/13/2026 (d)(e)	13,310,000	13,314,125
Charles Schwab Corp/The 4.2% 3/24/2025	12,800,000	12,776,920
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (d)	14,000,000	13,890,438
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	13,000,000	12,517,026
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	12,167,000	11,658,574
Intercontinental Exchange Inc 3.65% 5/23/2025	19,000,000	18,903,927
Moody's Corp 3.75% 3/24/2025	10,000,000	9,963,958
Morgan Stanley 1.593% 5/4/2027 (d)	20,750,000	19,827,065
Morgan Stanley 2.188% 4/28/2026 (d)	19,550,000	19,338,699
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 5.0345% 11/25/2026 (d)(e)	11,506,000	11,510,326
		208,348,417
Consumer Finance - 2.0%
Ally Financial Inc 5.8% 5/1/2025	15,098,000	15,126,353
American Express Co 3.95% 8/1/2025	11,739,000	11,683,693
American Express Co 6.338% 10/30/2026 (d)	18,506,000	18,767,273
Capital One Financial Corp 2.636% 3/3/2026 (d)	9,700,000	9,640,216
Capital One Financial Corp 3.2% 2/5/2025	14,000,000	13,957,022
Toyota Motor Credit Corp 5.6% 9/11/2025	18,000,000	18,137,618
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (d)(e)	18,800,000	18,804,934
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.3882% 8/7/2026 (d)(e)	18,298,000	18,412,564
		124,529,673
Financial Services - 1.6%
CNH Industrial Capital LLC 3.95% 5/23/2025	10,170,000	10,123,914
CNH Industrial Capital LLC 5.45% 10/14/2025	19,000,000	19,112,097
Corebridge Financial Inc 3.5% 4/4/2025	26,219,000	26,087,438
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,477,465
Corebridge Global Funding U.S. SOFR Index + 1.3%, 6.0861% 9/25/2026 (b)(d)(e)	25,798,000	26,044,937
		97,845,851
Insurance - 0.8%
MassMutual Global Funding II 2.95% 1/11/2025 (b)	12,300,000	12,272,754
Protective Life Global Funding 5.209% 4/14/2026 (b)	13,800,000	13,890,867
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.7617% 3/28/2025 (b)(d)(e)	28,000,000	28,065,835
		54,229,456
TOTAL FINANCIALS		1,045,237,569

Health Care - 2.0%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2025	13,000,000	13,009,372
Health Care Providers & Services - 1.3%
Cigna Group/The 3.25% 4/15/2025	13,000,000	12,927,207
CVS Health Corp 4.1% 3/25/2025	13,075,000	13,040,139
Elevance Health Inc 3.35% 12/1/2024	26,500,000	26,500,000
HCA Inc 5.25% 4/15/2025	9,896,000	9,904,857
HCA Inc 5.375% 2/1/2025	20,750,000	20,747,350
		83,119,553
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 5.0632% 2/20/2026 (d)(e)	11,132,000	11,151,205
Haleon UK Capital PLC 3.125% 3/24/2025	19,000,000	18,904,247
		30,055,452
TOTAL HEALTH CARE		126,184,377

Industrials - 0.9%
Aerospace & Defense - 0.3%
Boeing Co 4.875% 5/1/2025	18,500,000	18,478,065
Machinery - 0.4%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.4348% 10/16/2026 (d)(e)	18,000,000	18,089,852
Otis Worldwide Corp 2.056% 4/5/2025	9,400,000	9,307,165
		27,397,017
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.3% 2/1/2025	11,263,000	11,204,424
TOTAL INDUSTRIALS		57,079,506

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	6,100,000	6,193,347
Software - 0.4%
Oracle Corp 2.5% 4/1/2025	25,750,000	25,541,957
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	9,053,000	9,013,786
TOTAL INFORMATION TECHNOLOGY		40,749,090

Materials - 0.6%
Chemicals - 0.5%
Celanese US Holdings LLC 6.05% 3/15/2025	19,000,000	19,027,146
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	12,900,000	12,508,525
		31,535,671
Containers & Packaging - 0.1%
Sonoco Products Co 4.45% 9/1/2026	3,233,000	3,213,463
TOTAL MATERIALS		34,749,134

Real Estate - 0.6%
Health Care REITs - 0.3%
Ventas Realty LP 2.65% 1/15/2025	16,000,000	15,951,124
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025	14,250,000	14,212,494
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	6,000,000	5,831,170
TOTAL REAL ESTATE		35,994,788

Utilities - 1.5%
Electric Utilities - 0.9%
Pacific Gas and Electric Co 3.5% 6/15/2025	14,000,000	13,881,572
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (d)(e)	24,600,000	24,654,590
Southern California Edison Co 3.7% 8/1/2025	18,800,000	18,659,854
		57,196,016
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC 3.25% 6/1/2025	10,542,000	10,446,448
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 3.5% 2/1/2025	13,000,000	12,963,398
Dominion Energy Inc 3.3% 3/15/2025	13,000,000	12,937,927
		25,901,325
TOTAL UTILITIES		93,543,789

TOTAL UNITED STATES		1,800,402,043
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,853,411,923)		2,863,393,585

Commercial Paper - 4.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.93% 8/7/2025 (d)(e)	4.93	22,000,000	22,015,688
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.96% 11/21/2025 (d)(e)	4.96	28,000,000	28,000,014
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.98% 10/17/2025 (d)(e)	4.98	25,000,000	24,999,703
Canadian Imperial Bank of Commerce yankee U.S. SOFR Index + 0.22%, 4.79% 2/3/2025 (d)(e)	4.79	17,000,000	17,004,663
HSBC USA Inc 4.8% 8/15/2025	5.05	22,000,000	21,275,104
HSBC USA Inc 5.52% 6/6/2025	5.85	22,000,000	21,464,670
ING US Funding LLC U.S. SOFR Index + 0.21%, 4.79% 6/16/2025 (d)(e)	4.79	28,000,000	27,996,600
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.93% 11/26/2025 (d)(e)	4.93	28,000,000	27,997,942
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.78% 4/28/2025 (d)(e)	4.78	12,000,000	11,999,987
National Australia Bank Ltd U.S. SOFR Index + 0.25%, 4.82% 8/27/2025 (d)(e)	4.82	28,000,000	27,995,572
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.93% 7/9/2025 (d)(e)	4.93	22,000,000	22,014,945
Toronto-Dominion Bank/The U.S. SOFR Index + 0.35%, 4.93% 10/3/2025 (d)(e)	4.93	28,000,000	28,007,048
TOTAL COMMERCIAL PAPER (Cost $280,610,664)			280,771,936

U.S. Treasury Obligations - 16.7%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	5.25	289,030,000	287,911,254
US Treasury Bills 0% 3/13/2025	4.63 to 4.64	400,000,000	395,090,277
US Treasury Notes 4.125% 1/31/2025	4.42 to 5.32	251,495,200	251,305,268
US Treasury Notes 4.25% 1/31/2026	5.02	31,000,000	30,969,727
US Treasury Notes 4.75% 7/31/2025	5.06 to 5.09	85,747,100	85,905,196
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,050,049,416)			1,051,181,722

Certificates of Deposit - 6.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.92% 10/10/2025 (d)(e)	4.92	25,000,000	25,007,543
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.92% 12/19/2025 (d)(e)	4.92	27,800,000	27,796,066
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 9/23/2025 (d)(e)	4.92	28,000,000	28,013,838
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.95% 7/23/2025 (d)(e)	4.95	22,000,000	22,016,599
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.95% 9/9/2025 (d)(e)	4.95	25,000,000	24,998,145
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.97% 11/12/2025 (d)(e)	4.97	25,000,000	25,006,223
Mizuho Bank Ltd/New York NY yankee 4.65% 3/5/2025	4.65	25,000,000	24,998,233
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 11/17/2025 (d)(e)	4.92	28,000,000	27,999,759
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.89% 11/17/2025 (d)(e)	4.89	28,000,000	27,999,759
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.22%, 4.79% 1/22/2025 (d)(e)	4.79	22,000,000	22,003,194
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.92% 11/18/2025 (d)(e)	4.92	28,000,000	27,999,947
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.65% 3/5/2025	4.65	23,000,000	23,000,219
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.29%, 4.86% 4/14/2025 (d)(e)	4.86	22,000,000	22,008,956
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 0% 12/3/2025 (d)(e)	4.99	28,000,000	27,999,770
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.92% 11/19/2025 (d)(e)	4.92	28,000,000	27,999,796
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 7/15/2025 (d)(e)	4.92	22,000,000	22,016,152
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.98% 8/22/2025 (d)(e)	4.98	22,000,000	22,022,708
TOTAL CERTIFICATES OF DEPOSIT (Cost $428,800,000)			428,886,907

Money Market Funds - 11.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $748,613,335)	4.64	748,516,506	748,666,210

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,289,333,158)	6,304,058,060
NET OTHER ASSETS (LIABILITIES) - 0.0%	(855,321)
NET ASSETS - 100.0%	6,303,202,739

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $947,330,031 or 15.0% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	898,678,315	745,255,765	895,267,870	11,674,701	-	-	748,666,210	1.4%
Total	898,678,315	745,255,765	895,267,870	11,674,701	-	-	748,666,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Certificates of Deposit, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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